Income Taxes (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	1,747		21,126	18,095		2,990
Effect of different tax rates in other jurisdictions	1,544		1,459	(5,456)		13,676
Effect of income not chargeable for tax purpose	(6)		(941)	(661)		(21)
Effect of expenses not deductible for tax purpose	19		126	12		818
Tax effect of unused tax losses not recognized	40		459	0		0
Tax effect of tax losses utilized	0		0	(593)		0
(Over)/under provision in previous years	0		1,251	(7,663)		(652)
Income Tax Expense (Benefit)	3,344	13,379	23,480	3,734	6,777	16,811